Fair Value of Financial Instruments (Fair Value, by Balance Sheet Grouping) (Details) (Fair Value, Inputs, Level 3 [Member], Mortgages [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage notes fair value	$ 229,360	$ 5,060
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage notes fair value	$ 235,263	$ 5,060